UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons Suite 200, Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31

Date of reporting period: 5/31/19

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

May 31, 2019

(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Treasury Obligations (13.7%)
U.S. Treasury Notes
$40,000,000	1.25%, 10/31/19	$39,802,364
60,000,000	1.50%, 11/30/19	59,699,833
50,000,000	1.63%, 8/31/19	49,879,194
50,000,000	2.37% (USBMMY3M + 5 bps), 10/31/19 (a)	50,019,354
150,000,000	2.38% (USBMMY3M + 6 bps), 7/31/19	150,029,438
Total U.S. Treasury Obligations		349,430,183

Repurchase Agreements (76.9%)
100,000,000	Bank of Montreal, 2.45%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $100,020,417, Collateralized by various U.S. Treasury Obligations, (0.00% - 3.63%), (7/18/19 - 2/15/47), fair value of $102,000,031)	100,000,000
460,000,000	Credit Agricole CIB, 2.46%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $460,094,300, Collateralized by various U.S. Treasury Obligations, (2.00% - 2.38%), (2/29/24 - 4/30/24), fair value of $469,200,067)	460,000,000
140,000,000	Fixed Income Clearing Corporation - Bank of New York Mellon, 2.45%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $140,028,583, Collateralized by various U.S. Treasury Obligations, (0.00% - 2.38%), (4/23/20 - 4/30/26), fair value of $142,800,015)	140,000,000
605,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 2.47%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $605,124,529, Collateralized by various U.S. Treasury Obligations, (2.47%), (7/31/20 - 6/30/23), fair value of $617,106,108)	605,000,000

Principal Amount	Security Description	Amortized Cost

Repurchase Agreements, continued:
$50,000,000	Goldman Sachs & Co., 2.35%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $50,009,792, Collateralized by U.S. Treasury Obligation, (0.00%), (9/12/19), fair value of $51,000,091)	$50,000,000
190,000,000	Mizuho Securities USA LLC, 2.46%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $190,038,950, Collateralized by various U.S. Treasury Obligations, (2.13% - 2.88%), (8/31/20 - 8/15/27), fair value of $193,800,094)	190,000,000
150,000,000	Nomura Securities International Inc., 2.47%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $150,030,875, Collateralized by various U.S. Treasury Obligations, (0.00% - 2.49%), (10/24/19 - 4/30/21), fair value of $153,000,335)	150,000,000
275,000,000	Royal Bank of Canada New York, 2.39%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $275,054,771, Collateralized by various U.S. Treasury Obligations, (0.13% - 3.75%), (12/31/20 - 11/15/47), fair value of $280,500,097)	275,000,000
Total Repurchase Agreements		1,970,000,000

Investment Companies (9.5%)

93,000,000	BlackRock Liquidity Funds T-Fund, Institutional Class, 2.25%	93,000,000
62,000,000	Goldman Sachs Financial Square Treasury Obligations Fund, 2.19%	62,000,000
87,936,580	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 2.20%	87,936,580
Total Investment Companies		242,936,580
Total Investments (Cost $2,562,366,763) - 100.1%		2,562,366,763
Liabilities in excess of other assets — (0.1)%		(2,070,035)
Net Assets - 100.0%		$2,560,296,728

(a)	Rate represents the effective yield at purchase.

USBMMY3M	3 Month Treasury Bill Rate

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Government Securities Money Market Fund

Schedule of Portfolio Investments

May 31, 2019

(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Government Agency Securities (6.2%)
Federal Home Loan Bank
$20,000,000	2.44% (US0003M - 16 bps), 6/12/19	$20,000,699
49,000,000	2.46% (SOFR + 7 bps), 3/27/20	49,000,000
		69,000,699
Federal Home Loan Mortgage Corp.
40,000,000	2.45% (SOFR + 6 bps), 4/6/20	40,000,000
Total U.S. Government Agency Securities		109,000,699

U.S. Treasury Obligations (24.2%)
U.S. Treasury Notes
60,000,000	0.88%, 9/15/19	59,708,627
70,000,000	1.00%, 11/15/19	69,519,955
60,000,000	1.25%, 8/31/19	59,805,182
60,000,000	1.63%, 8/31/19	59,855,033
40,000,000	2.14% (USBMMY3M + 5 bps), 10/31/19 (a)	40,015,483
140,000,000	2.16% (USBMMY3M + 6 bps), 7/31/19	140,027,300

Total U.S. Treasury Obligations		428,931,580

Repurchase Agreements (54.1%)
10,000,000	Bank of Montreal, 2.45%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $10,002,042, Collateralized by U.S. Treasury Obligation, (3.13%), (11/15/41), fair value of $10,200,001)	10,000,000
100,000,000	Credit Agricole CIB, 2.46%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $100,020,500, Collateralized by U.S. Treasury Obligation, (2.63%), (5/15/21), fair value of $102,000,083)	100,000,000
190,000,000	Fixed Income Clearing Corporation - Bank of New York Mellon, 2.45%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $190,038,792, Collateralized by U.S. Treasury Obligation, (0.00%), (4/23/20), fair value of $193,800,063)	190,000,000
235,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 2.47%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $235,048,371, Collateralized by various U.S. Treasury Obligations, (2.47%), (7/31/20 - 12/31/23), fair value of $239,708,550)	235,000,000

Principal Amount	Security Description	Amortized Cost

Repurchase Agreements, continued:
$50,000,000	Goldman Sachs & Co., 2.36%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $50,009,833, Collateralized by various U.S. Government Agency Obligations, (0.00% - 6.75%), (6/3/19 - 9/15/29), fair value of $51,000,054)	$50,000,000
10,000,000	Mizuho Securities USA LLC, 2.46%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $10,002,050, Collateralized by U.S. Treasury Obligation, (2.63%), (12/31/25), fair value of $10,200,047)	10,000,000
300,000,000	Nomura Securities International Inc., 2.47%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $300,061,750, Collateralized by various U.S. Treasury Obligations, (2.13% - 2.49%), (4/30/21 - 5/31/21), fair value of $306,000,329)	300,000,000
10,000,000	Royal Bank of Canada New York, 2.40%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $10,002,000, Collateralized by U.S. Treasury Obligation, (6.25%), (8/15/23), fair value of $10,200,061)	10,000,000
50,000,000	Wells Fargo Securities LLC, 2.43%, 6/3/19, (Purchased on 5/31/19, proceeds at maturity $50,010,125, Collateralized by various U.S. Government Agency Obligations, (2.36%), (7/17/19), fair value of $51,002,733)	50,000,000
Total Repurchase Agreements		955,000,000

Investment Companies (15.5%)

87,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.26%	87,000,000
97,000,000	Federated Government Obligations Fund, Premier Class, 2.28%	97,000,000
88,988,533	Invesco Short-Term Investments Trust, Government & Agency Portfolio, Institutional Class, 2.25%	88,988,533
Total Investment Companies		272,988,533
Total Investments (Cost $1,765,920,812) - 100.0%		1,765,920,812
Liabilities in excess of other assets — 0.0%		(597,224)
Net Assets - 100.0%		$1,765,323,588

(a)	Rate represents the effective yield at purchase.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
US0003M	3 Month US Dollar LIBOR
USBMMY3M	3 Month Treasury Bill Rate

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2019 (Unaudited)

1.    Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The Trust consists of 11 separate investment portfolios (each referred to as a “Fund” and collectively, the “Funds”), of which two is included in this report, the U.S. Treasury Fund and Government Securities Money Market Fund. Each Fund is registered as a diversified portfolio of the Trust. The Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares and Select Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares and the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of the Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

●	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2019 (Unaudited)

The following is a summary categorization, as of May 31, 2019, of each Fund’s investments in the fair value hierarchy:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$349,430,183	$—	$349,430,183
Repurchase Agreements	—	1,970,000,000	—	1,970,000,000
Investment Companies	242,936,580	—	—	242,936,580
Total Investments	242,936,580	2,319,430,183	—	2,562,366,763

Government Securities Money Market Fund
U.S. Government Agency Securities	—	109,000,699	—	109,000,699
U.S. Treasury Obligations	—	428,931,580	—	428,931,580
Repurchase Agreements	—	955,000,000	—	955,000,000
Investment Companies	272,988,533	—	—	272,988,533
Total Investments	272,988,533	1,492,932,279	—	1,765,920,812

Securities Valuation:

The Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the investment. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity, and of sufficient credit quality, are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2019 (Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (“FDIC”) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	July 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	July 22, 2019

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer

Date	July 22, 2019

* Print the name and title of each signing officer under his or her signature.